Non-cash stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2022
Statement [Line Items]
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value
Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2020	629,650	19.59	€
Granted	510,316	8.31	€
Vested	(32,000)	14.39	€
Cancelled	(185,265)	16.49	€
Unvested balance at December 31, 2021	922,701	14.15	€
Granted	87,259	3.44	€
Vested	(26,500)	10.46	€
Cancelled	(79,929)	17.30	€
Unvested balance at June 30, 2022	903,531	15.20	€

Non Employee Warrants [Member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on
non-employee
warrants activity follows:

	Warrants Exercisable	Weighted- Average Exercise Price Per Share	Warrants Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life

Balance as of December 31, 2020	899,225	27.15	€899,225	27.15		€5.3y
Granted	—	€—	€—	€—	€
Exercised	—	€—	€(3,000)	18.68	€
Forfeited or Expired	—	€—	€—	€—	€
Balance as of December 31, 2021	896,225	27.18	€896,225	27.18		€4.3y
Granted	—	€—	€—	€—	€
Exercised	—	€—	€—	€—	€
Forfeited or Expired	—	€—	€—	€—	€
Balance as of June 30, 2022	896,225	27.18	€896,225	27.18		€3.8y

Stock options [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life

Balance as of December 31, 2020	8,002,398	25.28	€9,486,657	23.97		€5.9y
Granted	—	—	1,031,235	18.76	€
Exercised	—	—	(253,494)	18.49	€
Forfeited or Expired	—	—	(1,104,604)	24.27	€
Balance as of December 31, 2021	7,566,679	24.78	€9,159,794	23.50		€5.3y
Granted	—	—	147,280	4.16	€
Exercised	—	—	—	—
Forfeited or Expired	—	—	(707,776)	21.40	€
Balance as of June 30, 2022	7,425,644	24.59	€8,599,298	23.34		€4.9y

Summary of assumptions Vesting Details
The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2021	2022

Weighted-Average fair values of stock options granted	5.76€	1.73€
Assumptions:
Risk-free interest rate	0.00%	0.00% -0.91%
Share entitlement per options	1	1
Exercise price	8.54€ - 19.44€	3.48€ - 7.22€
Grant date share fair value	7.42€ - 16.54€	3.27€ - 6.74€
Expected volatility	58.4% - 60.1%	58.7% - 60.0%
Expected term (in years)	6.15	6.03 - 6.15
Vesting conditions	Service	Service
Vesting period	Graded	Graded

Stock options [member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share		Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2020	2,347,665	$10.15		4,621,173	$10.30	6.2y
Granted	—	€—		€774,959	$5.20
Exercised	—	€—		€(61,372)	$3.70
Forfeited or Expired	—	€—		€(676,355)	$10.75
Balance as of December 31, 2021	2,789,110	$10.23		4,658,405	$9.47	5.6y
Granted	—	€—		€1,609,000	$1.12
Exercised	—	€—	€
Forfeited or Expired	—	€—		€(329,417)	$7.82
Balance as of June 30, 2022	3,018,231	$10.20		5,937,988	$7.30	5.3y

Summary of assumptions Vesting Details
The estimated fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2021	2022

Weighted-Average fair values of stock options granted	$4.54	$0.86
Assumptions:
Risk-free interest rate	0.6% - 1.1%	1.9% - 3.5%
Share entitlement per options	1	1
Exercise price	$4.22 - $9.38	$0.30 - $1.42
Grant date share fair value	$4.22 - $9.38	$0.30 - $1.42
Expected volatility	80.1% - 82.0%	89.7% - 92.8%
Expected term (in years)	5.5 - 6.5	5.50 - 6.89
Vesting conditions	Service	Service
Vesting period	Graded	Graded

Restricted Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity	Information on restricted stock unit activity follows:

	Number of Restricted Stock Units Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2020	547,807	$9.49
Granted	406,981	$4.59
Vested	(193,857)	$7.68
Cancelled	(189,628)	$10.91
Unvested balance at December 31, 2021	571,303	$6.15
Granted	1,077,600	$1.26
Vested	(181,248)	$6.38
Cancelled	(61,613)	$5.55
Unvested balance at June 30, 2022	1,406,042	$2.40

Performance Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on performance stock unit activity follows:

Number of Performance Stock Units Outstanding
Unvested balance at December 31, 2020	311,667
Granted	600,000
Vested	—
Cancelled	(166,667)
Unvested balance at December 31, 2021	745,000
Granted	530,000
Vested	(145,000)
Cancelled	—
Unvested balance at June 30, 2022	1,130,000

Summary of assumptions Detail Of Stock Unit Activity Performance Stock	The fair value of the performance stock units and the assumptions used for the Monte Carlo simulation were as follows:

Date of grant	06/28/2019
Estimated fair values of performance stock units granted	$7.06
Assumptions:
Risk-free interest rate	1.71%
Expected volatility	75.0%
Expected term (in years)	3.0 years